Proportionately Consolidated Company and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Company's Consolidated Balance Sheet on Basis of Company's Percentage of Holding

The following Frontline data is reflected in the Company’s consolidated financial statements on the basis of the Company’s percentage of holding:

	December 31
	2012	2011
	$ in thousands
(i) Balance sheet data:
Assets:
Current assets	4,184	2,799
Property, plant and equipment—net	156	112
Funds in respect of employee rights upon Retirement	682	603

	5,022	3,514

Liabilities:
Current liabilities	602	553
Liability for employee rights upon retirement	999	935

	1,601	1,488

Company's Consolidated Income Statement on Basis of Company's Percentage of Holding

	Year ended December 31
	2012	2011	2010
	$ in thousands
(ii) Operating results data:
Revenues:
Sales of products	7,978	8,441	8,582
Services rendered	6,145	5,719	5,065
Cost of revenues:
Cost of products sold	(54)	(56)	(76)
Cost of services rendered	(2,123)	(1,983)	(1,771)
Research and development costs	(3,112)	(2,827)	(2,622)
Selling, general and administrative Expenses	(2,090)	(2,095)	(2,002)
Financial income (expenses)—net	19	36	(17)

Net income before taxes on income	6,763	7,235	7,159

(iii) Cash flow data:

Net cash provided by operating activities	7,038	7,153	6,306

Net cash used in investing activities	(126)	(32)	(70)

Summarized Financial Information for Combined Discontinued Operations
(iii)	Summarized financial information for the combined discontinued operations is set forth below:

	January 1 through the respective closing dates	Year ended December 31
	2011	2010
	$ in thousands
Total revenues	3,924	11,692

Income (loss) before income tax benefit	1,838	(9,460)
Income tax benefit (expenses)	(475)	743

Income (loss) from discontinued operations, net of tax	1,363	(8,717)

Income (loss) per share (basic) from discontinued operations	$0.03	$(0.25)

Income (loss) per share (diluted) from discontinued operations	$0.03	$(0.25)